Dividends - Amounts recognized as distributions to equity shareholders (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Disclosure Of Dividends [Line Items]
Dividends paid	$ 1,034	$ 327	$ 449
Final Dividend
Disclosure Of Dividends [Line Items]
Dividends paid	$ 467	$ 327	$ 303
Dividends paid (in US cents per share)	$ 208.2	$ 145.1	$ 131.9
Interim Dividend
Disclosure Of Dividends [Line Items]
Dividends paid	$ 163		$ 146
Dividends paid (in US cents per share)	$ 72.9		$ 63.1
Special Dividend
Disclosure Of Dividends [Line Items]
Dividends paid	$ 404
Dividends paid (in US cents per share)	$ 180.0